Advance to Suppliers	12 Months Ended
Dec. 31, 2022
Advanced to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

Note 6 — ADVANCE TO SUPPLIERS

As of December 31, 2022, and 2021, the balance of advance to suppliers amounted to $46,968,549 and $9,213,279, respectively. For the year ended December 31, 2022, the Company provided $4,186,385 for an allowance for doubtful accounts for those outstanding advances to suppliers due to non-delivery and non-refund of prepayments by the supplier, the Company initiated a lawsuit in September 2022 with unsatisfactory mediation results and expects to re-initiate the lawsuit. For the year ended December 31, 2021, the Company did not provide any allowance for doubtful.